Consolidated Statements of Changes in Equity - USD ($)	Shares	Additional Paid-in Capital	Retained Earnings (Accumulated deficit)	Non-controlling interest	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2019	$ 14,946	$ 15,878,438	$ (9,980,835)	$ (15)	$ (1,487)	$ 5,911,047
Balance (in Shares) at Dec. 31, 2019	8,967,748
Issuance of shares for private placement	$ 14,667	17,585,333				17,600,000
Issuance of shares for private placement (in Shares)	8,800,000
Conversion of convertible note	$ 46,297	65,212,036				65,258,333
Conversion of convertible note (in Shares)	27,777,776
Restricted shares issued for services	$ 386	486,961				487,347
Restricted shares issued for services (in Shares)	231,794
Options granted		986,629				986,629
Capital contribution by non-controlling shareholder				91		91
Net loss for the year			(18,253,657)	(105,945)		(18,359,602)
Foreign currency translation adjustment				(6,158)	815,830	809,672
Balance at Dec. 31, 2020	$ 76,296	100,149,397	(28,234,492)	(112,027)	814,343	72,693,517
Balance (in Shares) at Dec. 31, 2020	45,777,318
Issuance shares at the market offering	$ 2,711	5,125,766				5,128,477
Issuance shares at the market offering (in Shares)	1,626,327
Conversion of convertible loans	$ 7,886	6,335,286				6,343,172
Conversion of convertible loans (in Shares)	4,731,028
Issuance of shares for services	$ 1,035	460,645				461,680
Issuance of shares for services (in Shares)	621,182
Options granted		5,873,566				5,873,566
Issuance of shares issued for options exercised	$ 40	(40)
Issuance of shares issued for options exercised (in Shares)	23,954
Issuance of reserve shares	$ 6,692	(6,692)
Issuance of reserve shares (in Shares)	4,014,964
Capital contribution by non-controlling shareholder				247		247
Net loss for the year			(9,341,342)	(141,106)		(9,482,448)
Foreign currency translation adjustment				(4,410)	1,884,541	1,880,131
Balance at Dec. 31, 2021	$ 94,660	117,937,928	(37,575,834)	(257,296)	2,698,884	82,898,342
Balance (in Shares) at Dec. 31, 2021	56,794,773
Issuance of shares for private placement	$ 66,891	6,963,628				7,030,519
Issuance of shares for private placement (in Shares)	40,133,954
Issuance shares for investments	$ 256,079	30,073,156				30,329,235
Issuance shares for investments (in Shares)	153,644,619
Disposition of a subsidiary				16,677		16,677
Issuance shares at the market offering	$ 95	56,354				56,449
Issuance shares at the market offering (in Shares)	56,800
Conversion of convertible loans	$ 33,186	3,762,738				3,795,924
Conversion of convertible loans (in Shares)	19,911,596
Issuance of shares for services	$ 20,079	2,627,376				2,647,455
Issuance of shares for services (in Shares)	12,047,255
Options granted		3,336,452				3,336,452
Issuance of reserve shares	$ 4,028	(4,028)
Issuance of reserve shares (in Shares)	2,416,650
Net loss for the year			(21,505,598)	(43,102)		(21,548,700)
Foreign currency translation adjustment				20,214	(6,032,425)	(6,012,211)
Balance at Dec. 31, 2022	$ 475,018	$ 164,753,604	$ (59,081,432)	$ (263,507)	$ (3,333,541)	$ 102,550,142
Balance (in Shares) at Dec. 31, 2022	285,005,647